Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total assets		R$ 44,576	R$ 121,235
Total liabilities		251,260	148,953
Total revenue		504,616	10,693	R$ 8,250
Total costs/expenses		908,748	406,702	389,012
Telecom Italia Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	[1]	2,770	1,414
Total liabilities	[1]	4,436	3,689
Total revenue	[1]	3,887	353	2,994
Total costs/expenses	[1]	12,409	19,219	27,485
Grupo Havas [Member]
IfrsStatementLineItems [Line Items]
Total assets	[2]		83,613
Total liabilities	[2]	65,618	19,794
Total costs/expenses	[2]	382,275	206,349	207,682
T I Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	[3]	1,494	5,084
Total liabilities	[3]	9,445	10,205
Total revenue	[3]	1,968	3,347	4,059
Total costs/expenses	[3]	18,095	20,533	19,923
T I M Brasil [Member]
IfrsStatementLineItems [Line Items]
Total assets	[4]	22,790	23,069
Total liabilities	[5]	10,858	6,558
Telecom Italia S P A [Member]
IfrsStatementLineItems [Line Items]
Total assets	[6]	2,086	1,502
Total liabilities	[6]	85,845	71,288
Total revenue	[6]	2,874	1,112	1,197
Total costs/expenses	[6]	108,792	105,137	110,407
I Systems [Member]
IfrsStatementLineItems [Line Items]
Total assets	[7]	14,762	5,879
Total liabilities	[8]	49,391	31,596
Total revenue	[7]	36,090	5,881
Total costs/expenses	[8]	365,875	31,596
Cozani [Member]
IfrsStatementLineItems [Line Items]
Total assets	[9]
Total liabilities	[9]
Total revenue	[9]	459,797
Total costs/expenses	[9]
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total assets		674	674
Total liabilities		22,210	4,585
Total costs/expenses		16,983	22,597	22,308
Vivendi Group [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	[10]	3,457	1,238
Total costs/expenses	[10]	R$ 4,319	R$ 1,271	R$ 1,207

[1]	amounts refer to roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.
[2]	From the values described above, in the result, they refer to advertising services, of which R$ 345,597 (R$ 181,440 on December 31, 2021) are related to media transfers.
[3]	Values refer to link rental, EILD rental, media rental (submarine cable) and signaling service.
[4]	Refer to judicial deposits made on account of labor claims.
[5]	Mainly refer to judicial deposits made on account of labor claims and transfers of employees.
[6]	The amounts refer to international roaming, technical assistance and value added services – VAS and licensing for the use of a registered trademark, granting TIM. S.A. the right to use the “TIM” brand upon payment of royalties in the amount of 0.5% of the Company’s net revenue, with payment made on a quarterly basis.
[7]	The amounts are related to services provided by TIM S.A., mainly related to network operation and maintenance in the scope of Transition Service Agreement, signed when closing the transaction.
[8]	The amounts refer to fiber infrastructure capacity services.
[9]	Refer to contracts related to the operation of telecommunications services, including interconnection, roaming, assignment of means and use of radio frequencies, in addition to co-billing agreements.
[10]	the values refer to Value Added Services-VAS.